Loan Level Exception - Final Grades
																													FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Seller Loan ID	Edgar Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	XXXX	245NQM789	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] State Compliance - (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided): Maryland Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for. [2] State Compliance - Maryland HPML Threshold Test Non-Compliant: Maryland Higher-Priced Mortgage Loan: APR on subject loan of XX% or Final Disclosure APR of XX% is equal to or greater than the threshold of APOR XX% + 1.5%, or XX%. Non-Compliant Higher Priced Loan.	State Compliance - (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided): The Maryland State HPML Disclosure is missing from the loan file. State Compliance - Maryland HPML Threshold Test Non-Compliant: APR on subject loan of XX% or Final Disclosure APR of XX% is equal to or greater than the threshold of APOR XX% + 1.5%, or XX%. Non-Compliant Higher Priced Loan.	BUYER - WAIVED COMMENT (2023-09-08): EV2 acknowledged. BUYER - WAIVED COMMENT (2023-09-08): EV2 acknowledged.	State Compliance - (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided): Assignee liability is unclear.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	245NQM790	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM791	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM797	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM798	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM792	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Non QM	2	2	[2] MisXXXXlaneous - Credit Exception:	Lender exception to net addl 2nd home payment from income which does not meet guides. Lender approved exception with comp factors.	REVIEWER - WAIVED COMMENT (2023-10-31): Lender exception to net addl 2nd home payment from income which does not meet guides. Lender approved exception with comp factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	245NQM804	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM813	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM803	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing: Provide missing FACTA Credit Score Disclosure.	BUYER - WAIVED COMMENT (2023-10-03): EV2 acknowledged.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	245NQM808	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $XXX exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (75215)		REVIEWER - CURED COMMENT (2023-10-02): Sufficient Cure Provided At Closing		Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM810	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $300.00 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)		REVIEWER - CURED COMMENT (2023-10-05): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM806	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM815	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM794	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM799	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM809	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM801	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM802	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM812	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Application / Processing - Missing Document: Other not provided	The Guidelines for a Lease Option to Purchase loan requires 12 months canXXXXled checks on Subject, the loan file contains 6 months.	BUYER - GENERAL COMMENT (2023-10-10): Approved credit exception uploaded for review. REVIEWER - WAIVED COMMENT (2023-10-12): Lease option to purchase with less than 12 months renting. Buyers rented at 6 months with evidence of 6 months payments. Lender approved exception with comp factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	245NQM796	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM805	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM793	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM807	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM811	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM816	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] MisXXXXlaneous - Credit Exception:	Interested Party Contributions of 3.5% exceed the guideline maximum of 3%.	BUYER - GENERAL COMMENT (2023-10-12): The approved credit exception was provided in the initial shipping package and can be viewed in your portal page 4 XXXX. REVIEWER - WAIVED COMMENT (2023-10-17): Lender exception approved for interested party contributions of 3.5%.	1				1					Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	245NQM795	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower spent 5 years or more on job Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM800	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM814	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%. [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%. Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	REVIEWER - WAIVED COMMENT (2023-10-19): Lender exception approved for 80% for First time investor. REVIEWER - WAIVED COMMENT (2023-10-19): Lender exception approved for 80% for First time investor.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. MisXXXXlaneous The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	245NQM786	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	1	1	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																										The representative FICO score is above 680.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM785	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM784	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] MisXXXXlaneous - Credit Exception:	Exception Request: Exception for most recent 3 months being over 50% of the qualifying income . Due to the nature of the borrower's business. the borrower may work on a consulting project for several months before getting the contract payment. we will have an additional month statement within the next 4 days. The borrower has had a business for 17 months was in the same line of business prior to this. Compensating Factor: FICO 20 plus points, XXXX credit score Reserves is greater than 6 months minimum . XX months reserve and $XXX residual income. Exception Approved.	REVIEWER - WAIVED COMMENT (2024-01-30): Client elects to waive with comp factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	245NQM783	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM717	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX are under disclosed due to the Appraisal reflecting a XXX/yr. HOA fee.	BUYER - GENERAL COMMENT (2024-03-20): PCCD documentation uploaded for review. REVIEWER - CURED COMMENT (2024-03-22): XXXX received Letter of Explanation & Corrected Closing Disclosure.	Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	245NQM725	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM716	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM746	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM732	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM722	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor Test: Safe Harbor requirements not satisfied due to Lender/Client on the 1004 XXXX does not match the Lender on the Note XXXX.	BUYER - GENERAL COMMENT (2024-03-21): XXXX does not require appraisal transfer letters per guidelines, the AIR cert was provided in addition to the XXXX which supports the appraised value.
REVIEWER - GENERAL COMMENT (2024-03-26): In Appendix N to Regulation Z, the HPML Appraisal Rule provides a list of steps a creditor should take to be sure that any required appraisal meets the requirements of the rule. When you take each of the steps in this list for an appraisal, the creditor will be eligible for the “safe harbor” protection for that appraisal. While we agree that the language in Appendix N is imprecise and certainly provides support for taking the position that the creditor on the loan need NOT be the same as the creditor who ordered the appraisal, the counterpoint is that the language in the regulation itself, at § 1026.35(c)(3)(ii)(A) could also have just stated that the creditor must ensure that the appraisal conforms with USPAP/FIRREA. Instead, the language reads that the creditor must “order[s] that the appraiser perform the appraisal in conformity with USPAP/FIRREA.” So that language appears to indicate that the creditor is ordering an appraisal since it is ordering the appraiser to perform the appraisal in conformity with USPAP/FIRREA.
Having said all that, we’ve previously discussed the scenario of appraisal transfer letters with our outside counsel and they can see an argument that “ordering” the appraiser/appraisal could be read broadly to include obtaining the appraisal through a proper transfer procedure (performed pre-close of course) and ultimately they didn’t think this was a high risk to accept appraisals that were accepted in such a manner and treat them as safe harbor. As a result, we are comfortable clearing this informational exception to an EV1-A if we have an Appraisal Transfer Letter in file from the transferring creditor. Note that the exception has no impact on the HPML Compliant exception one way or the other.
																								BUYER - WAIVED COMMENT (2024-03-26): EV2 acknowledged.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	245NQM739	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $222.00 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (2024-03-21): Sufficient Cure Provided At Closing		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM750	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] State Compliance - Massachusetts HPML Threshold Test Compliant: Massachusetts Higher-Priced Mortgage Loan: APR on subject loan of XX% or Final Disclosure APR of XX% is equal to or greater than the threshold of APOR XX% + 1.5%, or XX% Compliant Higher Priced Loan.	State Compliance - Massachusetts HPML Threshold Test Compliant: APR on subject loan of XX% or Final Disclosure APR of XX% is equal to or greater than the threshold of APOR XX% + 1.5%, or XX%	SELLER - GENERAL COMMENT (2024-04-01): Loan is NON-QM - Would not apply SELLER - GENERAL COMMENT (2024-04-03): Hi, Please advise status of this condition. Per Non-QM this shouldn't apply. Thank You! REVIEWER - GENERAL COMMENT (2024-04-03): Citing is an EV 2 for informational purposes only. BUYER - WAIVED COMMENT (2024-04-09): Acknowledging this informational EV2.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	245NQM719	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: Final CD page 4 incorrectly disclosed whether the loan will have an escrow account.	BUYER - GENERAL COMMENT (2024-04-04): PCCD documentation uploaded for review. REVIEWER - GENERAL COMMENT (2024-04-08): XXXX Received Corrected PCCD and Letter of Explanation; however, provide LOE does not specify the changes made to escrow account section on page 04. Provide updated LOE specifying changes related to escrow account section. BUYER - GENERAL COMMENT (2024-04-08): Updated PCCD documentation uploaded for review. REVIEWER - CURED COMMENT (2024-04-09): XXXX Received PCCD and Letter of Explanation	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	245NQM762	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM735	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM729	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM734	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM731	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM753	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM742	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: Final Closing Disclosure provided on XX/XX/XXXX page 4 disclosed that loan will not have an escrow account, but reason for no escrow account was not provided question was not completed.	BUYER - GENERAL COMMENT (2024-04-05): PCCD documentation uploaded for review. REVIEWER - CURED COMMENT (2024-04-09): XXXX Received PCCD and Letter of Explanation	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	245NQM718	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: Final Closing Disclosure provided on XX/XX/XXXX did not disclose a reason the loan will not have an escrow account.	BUYER - GENERAL COMMENT (2024-04-05): Submitted PCCD and email to borrower to AMC for review. REVIEWER - CURED COMMENT (2024-04-08): XXXX Letter of Explanation & Corrected Closing Disclosure.	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	245NQM754	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM747	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM728	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM723	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM726	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM724	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM751	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] MisXXXXlaneous - Credit Exception:	Approved Lender Exception. Rent Payment was made for the borrowers by a family member. Missing comp factors.	SELLER - GENERAL COMMENT (2024-04-05): Comp Factors.pdf (Unclassified) was uploaded REVIEWER - WAIVED COMMENT (2024-04-09): Client elects to waive with compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	245NQM759	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM757	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM740	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $375.00 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)		REVIEWER - CURED COMMENT (2024-04-05): Sufficient Cure Provided At Closing		Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM737	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: Final Closing Disclosure provided on XX/XX/XXXX discloses loan will not have an escrow account but the reason for not having an escrow account is not answered.	BUYER - GENERAL COMMENT (2024-04-11): PCCD documentation uploaded for review. REVIEWER - CURED COMMENT (2024-04-12): XXXX Received PCCD and LOE	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	245NQM756	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM741	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	245NQM736	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																										The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Exception Grades

AMC Loan ID	Customer Loan ID	Seller Loan ID	Edgar Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	2023070083	245NQM789	XXXX	XXXX	XX/XX/XXXX 4:34:53 PM	Compliance	Compliance	State Compliance	State HPML	Maryland HPML Threshold Test Non-Compliant	Maryland Higher-Priced Mortgage Loan: APR on subject loan of XX% or Final Disclosure APR of XX% is equal to or greater than the threshold of APOR XX% + 1.5%, or XX%. Non-Compliant Higher Priced Loan.	APR on subject loan of XX% or Final Disclosure APR of XX% is equal to or greater than the threshold of APOR XX% + 1.5%, or XX%. Non-Compliant Higher Priced Loan.				Buyer Comment (2023-09-08): EV2 acknowledged.			XX/XX/XXXX 2:22:00 PM	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	2023070083	245NQM789	XXXX	XXXX	XX/XX/XXXX 4:34:53 PM	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	Maryland Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.	The Maryland State HPML Disclosure is missing from the loan file.				Buyer Comment (2023-09-08): EV2 acknowledged.			XX/XX/XXXX 2:21:52 PM	2	B	XX/XX/XXXX	XX	Primary	Purchase	Lender attestation indicating that (1) the borrower did not qualify for any non-higher-priced loans or (2) the lender does not offer non-higher-priced loans.	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	2023080065	245NQM792	XXXX	XXXX	XX/XX/XXXX 9:42:52 AM	Credit	Credit	MisXXXXlaneous	Guideline	Credit Exception:		Lender exception to net addl 2nd home payment from income which does not meet guides. Lender approved exception with comp factors.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Guidelines Representative FICO: 700 Representative FICO: 787 Reserves: 19.75 Guideline Requirement: 6.00	Originator,XXXX Originator,XXXX	Reviewer Comment (2023-10-31): Lender exception to net addl 2nd home payment from income which does not meet guides. Lender approved exception with comp factors.			XX/XX/XXXX 9:43:58 AM	2	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	2023080260	245NQM803	XXXX	XXXX	XX/XX/XXXX 11:56:17 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Provide missing FACTA Credit Score Disclosure.				Buyer Comment (2023-10-03): EV2 acknowledged.			XX/XX/XXXX 1:09:07 PM	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	2023090033	245NQM808	XXXX	XXXX	XX/XX/XXXX 11:26:12 AM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $XXX exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (75215)					Reviewer Comment (2023-10-02): Sufficient Cure Provided At Closing		XX/XX/XXXX 6:04:46 AM		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	2023090038	245NQM810	XXXX	XXXX	XX/XX/XXXX 3:47:47 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $300.00 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)					Reviewer Comment (2023-10-05): Sufficient Cure Provided At Closing		XX/XX/XXXX 5:20:28 AM		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	2023090041	245NQM812	XXXX	XXXX	XX/XX/XXXX 12:11:10 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The Guidelines for a Lease Option to Purchase loan requires 12 months canXXXXled checks on Subject, the loan file contains 6 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 2yr Full Doc Disposable Income: $XXXX	Originator,XXXX Originator,XXXX	Reviewer Comment (2023-10-12): Lease option to purchase with less than 12 months renting. Buyers rented at 6 months with evidence of 6 months payments. Lender approved exception with comp factors. Buyer Comment (2023-10-10): Approved credit exception uploaded for review.			XX/XX/XXXX 10:16:57 AM	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	2023090196	245NQM816	XXXX	XXXX	XX/XX/XXXX 2:27:50 PM	Credit	Credit	MisXXXXlaneous	Guideline	Credit Exception:		Interested Party Contributions of 3.5% exceed the guideline maximum of 3%.	The qualifying DTI on the loan is at least 10% less than the guideline maximum.	DTI: 31.99748% Guideline Maximum DTI: 45.00000%	Originator,XXXX	Reviewer Comment (2023-10-17): Lender exception approved for interested party contributions of 3.5%. Buyer Comment (2023-10-12): The approved credit exception was provided in the initial shipping package and can be viewed in your portal page 4 XXXX.			XX/XX/XXXX 9:33:26 AM	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	2023090091	245NQM814	XXXX	XXXX	XX/XX/XXXX 9:45:26 AM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Borrower has been employed in the same industry for more than 5 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has been employed in the same industry for more than 5 years. The DTI is 32.66	Originator,XXXX XXXX,Originator	Reviewer Comment (2023-10-19): Lender exception approved for 80% for First time investor.			XX/XX/XXXX 9:35:48 AM	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B	A	A	N/A	N/A	No
XXXX	XXXX	2023090091	245NQM814	XXXX	XXXX	XX/XX/XXXX 9:45:26 AM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	Borrower has been employed in the same industry for more than 5 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has been employed in the same industry for more than 5 years. The DTI is 32.66	Originator,XXXX XXXX,Originator	Reviewer Comment (2023-10-19): Lender exception approved for 80% for First time investor.			XX/XX/XXXX 9:36:00 AM	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B	A	A	N/A	N/A	No
XXXX	XXXX	231218852	245NQM784	XXXX	XXXX	XX/XX/XXXX 11:52:07 AM	Credit	Credit	MisXXXXlaneous	Guideline	Credit Exception:		Exception Request: Exception for most recent 3 months being over 50% of the qualifying income . Due to the nature of the borrower's business. the borrower may work on a consulting project for several months before getting the contract payment. we will have an additional month statement within the next 4 days. The borrower has had a business for 17 months was in the same line of business prior to this. Compensating Factor: FICO 20 plus points, XXXX credit score Reserves is greater than 6 months minimum . XX months reserve and $XXX residual income. Exception Approved.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Documentation Type: 12mo Bank Statement Disposable Income: $XXXX Reserves: 23.34 Guideline Requirement: 6.00 Guidelines Representative FICO: 700 Representative FICO: 743	Aggregator,XXXX Aggregator,XXXX Aggregator,XXXX Aggregator,XXXX	Reviewer Comment (2024-01-30): Client elects to waive with comp factors.			XX/XX/XXXX 11:27:34 AM	2	B	XX/XX/XXXX	XX	Second Home	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	240219572	245NQM717	XXXX	XXXX	XX/XX/XXXX 2:44:21 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (FinXX/XX/XXXX)	Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX are under disclosed due to the Appraisal reflecting a $XXX/yr. HOA fee.				Reviewer Comment (2024-03-22): XXXX received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2024-03-20): PCCD documentation uploaded for review.		XX/XX/XXXX 7:58:00 AM		2	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	240219657	245NQM722	XXXX	XXXX	XX/XX/XXXX 8:50:34 PM	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Safe Harbor requirements not satisfied due to Lender/Client on the 1004 XXXX does not match the Lender on the Note XXXX.	Buyer Comment (2024-03-26): EV2 acknowledged.

Reviewer Comment (2024-03-26): In Appendix N to Regulation Z, the HPML Appraisal Rule provides a list of steps a creditor should take to be sure that any required appraisal meets the requirements of the rule. When you take each of the steps in this list for an appraisal, the creditor will be eligible for the “safe harbor” protection for that appraisal. While we agree that the language in Appendix N is imprecise and certainly provides support for taking the position that the creditor on the loan need NOT be the same as the creditor who ordered the appraisal, the counterpoint is that the language in the regulation itself, at § 1026.35(c)(3)(ii)(A) could also have just stated that the creditor must ensure that the appraisal conforms with USPAP/FIRREA. Instead, the language reads that the creditor must “order[s] that the appraiser perform the appraisal in conformity with USPAP/FIRREA.” So that language appears to indicate that the creditor is ordering an appraisal since it is ordering the appraiser to perform the appraisal in conformity with USPAP/FIRREA.
Having said all that, we’ve previously discussed the scenario of appraisal transfer letters with our outside counsel and they can see an argument that “ordering” the appraiser/appraisal could be read broadly to include obtaining the appraisal through a proper transfer procedure (performed pre-close of course) and ultimately they didn’t think this was a high risk to accept appraisals that were accepted in such a manner and treat them as safe harbor. As a result, we are comfortable clearing this informational exception to an EV1-A if we have an Appraisal Transfer Letter in file from the transferring creditor. Note that the exception has no impact on the HPML Compliant exception one way or the other.

Buyer Comment (2024-03-21): XXXX does not require appraisal transfer letters per guidelines, the AIR cert was provided in addition to the XXXX which supports the appraised value.
																				XX/XX/XXXX 10:29:44 AM	2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	240319979	245NQM739	XXXX	XXXX	XX/XX/XXXX 12:52:57 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $222.00 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2024-03-21): Sufficient Cure Provided At Closing		XX/XX/XXXX 2:23:07 AM		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	1052631266	245NQM750	XXXX	XXXX	XX/XX/XXXX 7:06:06 AM	Compliance	Compliance	State Compliance	State HPML	Massachusetts HPML Threshold Test Compliant	Massachusetts Higher-Priced Mortgage Loan: APR on subject loan of XX% or Final Disclosure APR of XX% is equal to or greater than the threshold of APOR XX% + 1.5%, or XX% Compliant Higher Priced Loan.	APR on subject loan of XX% or Final Disclosure APR of XX% is equal to or greater than the threshold of APOR XX% + 1.5%, or XX%				Buyer Comment (2024-04-09): Acknowledging this informational EV2. Reviewer Comment (2024-04-03): Citing is an EV 2 for informational purposes only. Seller Comment (2024-04-03): Hi, Please advise status of this condition. Per Non-QM this shouldn't apply. Thank You! Seller Comment (2024-04-01): Loan is NON-QM - Would not apply			XX/XX/XXXX 9:11:39 AM	2	B	XX/XX/XXXX	XX	Primary	Purchase	No obvious cure	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	240219595	245NQM719	XXXX	XXXX	XX/XX/XXXX 11:59:00 AM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)	Final CD page 4 incorrectly disclosed whether the loan will have an escrow account.				Reviewer Comment (2024-04-09): XXXX Received PCCD and Letter of Explanation Buyer Comment (2024-04-08): Updated PCCD documentation uploaded for review. Reviewer Comment (2024-04-08): XXXX Received Corrected PCCD and Letter of Explanation; however, provide LOE does not specify the changes made to escrow account section on page 04. Provide updated LOE specifying changes related to escrow account section. Buyer Comment (2024-04-04): PCCD documentation uploaded for review.		XX/XX/XXXX 6:19:00 AM		2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	240320017	245NQM742	XXXX	XXXX	XX/XX/XXXX 1:32:54 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)	Final Closing Disclosure provided on XX/XX/XXXX page 4 disclosed that loan will not have an escrow account, but reason for no escrow account was not provided question was not completed.				Reviewer Comment (2024-04-09): XXXX Received PCCD and Letter of Explanation Buyer Comment (2024-04-05): PCCD documentation uploaded for review.		XX/XX/XXXX 5:49:30 AM		2	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	240219582	245NQM718	XXXX	XXXX	XX/XX/XXXX 6:27:55 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)	Final Closing Disclosure provided on XX/XX/XXXX did not disclose a reason the loan will not have an escrow account.				Reviewer Comment (2024-04-08): XXXX Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2024-04-05): Submitted PCCD and email to borrower to AMC for review.		XX/XX/XXXX 6:23:25 AM		2	B	XX/XX/XXXX	XX	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	1052631268	245NQM751	XXXX	XXXX	XX/XX/XXXX 2:16:14 PM	Credit	Credit	MisXXXXlaneous	Guideline	Credit Exception:		Approved Lender Exception. Rent Payment was made for the borrowers by a family member. Missing comp factors.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 680 Representative FICO: 804	XXXX XXXX XXXX Aggregator,XXXX	Reviewer Comment (2024-04-09): Client elects to waive with compensating factors. Seller Comment (2024-04-05): Comp Factors.pdf (Unclassified) was uploaded			XX/XX/XXXX 11:00:36 AM	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	240319984	245NQM740	XXXX	XXXX	XX/XX/XXXX 2:22:07 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $375.00 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)					Reviewer Comment (2024-04-05): Sufficient Cure Provided At Closing		XX/XX/XXXX 4:57:00 PM		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	240319962	245NQM737	XXXX	XXXX	XX/XX/XXXX 12:25:47 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)	Final Closing Disclosure provided on XX/XX/XXXX discloses loan will not have an escrow account but the reason for not having an escrow account is not answered.				Reviewer Comment (2024-04-12): XXXX Received PCCD and LOE Buyer Comment (2024-04-11): PCCD documentation uploaded for review.		XX/XX/XXXX 2:35:37 AM		2	B	XX/XX/XXXX	XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Non QM	Non QM	No